Vessel in Operation - Additional Information (Detail) $ in Thousands		6 Months Ended
	Jan. 09, 2015 m³	Jun. 30, 2015 USD ($)	Dec. 31, 2014 USD ($)
Property, Plant and Equipment [Line Items]
Insurance recoverable amount		$ 6,000
Property, plant and equipment, net		258	$ 284
Collateralized Loan Obligations
Property, Plant and Equipment [Line Items]
Property, plant and equipment, net		1,100,000
Ethylene | Semi-Refrigerated
Property, Plant and Equipment [Line Items]
Gas carrier cargo capacity | m³	21,000
Navigator Aries | Vessel
Property, Plant and Equipment [Line Items]
Vessel impairment due to collision		6,000
Insurance recoverable amount		6,000
Insurance recoverable deduction amount		100
Reduction in contract cost of newbuildings		$ 2,400